1
The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.5%
Aerospace and Defense  — 1.4%
8,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 319,920
1,600 L3Harris Technologies Inc. ....................... 332,528
652,448
Automotive  — 2.4%
17,000 Daimler Truck Holding AG† ....................... 389,031
42,000 Iveco Group NV† ...................................... 200,459
30,000 Traton SE ................................................. 359,874
1,000 Volkswagen AG ........................................ 165,286
1,114,650
Automotive: Parts and Accessories  — 2.7%
20,000 Dana Inc. ................................................. 228,600
2,000 Genuine Parts Co. ..................................... 298,640
1,200 Linamar Corp. .......................................... 46,745
24,800 Uni-Select Inc.† ........................................ 654,942
1,228,927
Broadcasting  — 1.1%
700 Cogeco Inc. .............................................. 27,922
7,000 Paramount Global, Cl. A ............................ 150,780
17,500 Sinclair Broadcast Group Inc., Cl. A ........... 316,575
495,277
Building and Construction  — 1.0%
333 Arcosa Inc. ............................................... 19,041
500 Chofu Seisakusho Co. Ltd. ........................ 7,051
6,000 Johnson Controls International plc ............ 295,320
2,000 Lennar Corp., Cl. B ................................... 119,020
200 Sika AG .................................................... 40,681
481,113
Business Services  — 1.1%
19,000 JCDecaux SA† .......................................... 224,755
12,000 Matthews International Corp., Cl. A ........... 268,920
493,675
Cable and Satellite  — 2.4%
2,500 DISH Network Corp., Cl. A† ...................... 34,575
800 EchoStar Corp., Cl. A† .............................. 13,176
9,500 Liberty Global plc, Cl. A† .......................... 148,105
5,500 Liberty Global plc, Cl. C† .......................... 90,750
14,000 Liberty Latin America Ltd., Cl. A† .............. 86,660
595 Liberty Latin America Ltd., Cl. C† .............. 3,659
19,000 Rogers Communications Inc., Cl. B ........... 732,260
1,109,185
Computer Software and Services  — 0.9%
1,777 AVEVA Group plc ...................................... 62,341
28,000 Hewlett Packard Enterprise Co. ................. 335,440
397,781
Consumer Products  — 8.1%
7,500 Energizer Holdings Inc. ............................. 188,550
20,000 Essity AB, Cl. A ......................................... 396,481
Shares
Market
Value
9,000 Hunter Douglas NV† ................................. $ 1,541,815
2,000 L'Oreal SA ................................................ 647,323
4,500 Salvatore Ferragamo SpA ......................... 63,772
12,000 Scandinavian Tobacco Group A/S .............. 174,784
5,000 Spectrum Brands Holdings Inc. ................ 195,150
4,000 Svenska Cellulosa AB SCA, Cl. A ............... 51,398
25,000 Swedish Match AB ................................... 247,800
7,000 Unicharm Corp. ........................................ 229,738
3,736,811
Consumer Services  — 3.3%
11,500 Ashtead Group plc .................................... 524,656
200 Boyd Group Services Inc. ......................... 25,185
9,500 Herc Holdings Inc. .................................... 986,860
1,536,701
Diversified Industrial  — 7.4%
600 Aker ASA, Cl. A ......................................... 38,903
11,571 Ampco-Pittsburgh Corp.† ......................... 42,581
9,000 Ardagh Group SA ..................................... 108,900
10,000 Bollore SE ................................................ 46,278
11,000 Bouygues SA ............................................ 289,458
1,200 Crane Holdings Co. ................................... 105,048
14,000 EnPro Industries Inc. ................................ 1,189,720
4,000 Hyster-Yale Materials Handling Inc. ........... 86,040
10,000 Jardine Matheson Holdings Ltd. ................ 506,400
14,500 Myers Industries Inc. ................................ 238,815
11,000 Nilfisk Holding A/S† ................................. 191,683
2,400 Park-Ohio Holdings Corp. ......................... 27,144
2,600 Sulzer AG ................................................. 150,856
6,000 Textron Inc. .............................................. 349,560
3,000 Trinity Industries Inc. ................................ 64,050
3,435,436
Electronics  — 6.8%
24,000 Sony Group Corp. ..................................... 1,539,860
25,000 Sony Group Corp., ADR ............................ 1,601,250
3,141,110
Energy and Energy Services  — 1.7%
4,000 BP plc, ADR ............................................. 114,200
12,500 Landis+Gyr Group AG ............................... 681,565
795,765
Energy and Utilities  — 4.5%
7,500 Cameco Corp. .......................................... 198,825
600 Cheniere Energy Inc. ................................ 99,546
7,000 National Fuel Gas Co. ................................ 430,850
12,200 National Grid plc, ADR .............................. 628,666
18,000 Severn Trent plc ....................................... 473,306
11,000 Shell plc ................................................... 275,916
2,107,109
Energy and Utilities: Services  — 0.0%
400 Dril-Quip Inc.† .......................................... 7,808

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment  — 2.3%
36,000 Corus Entertainment Inc., Cl. B ................. $ 61,505
40,000 Grupo Televisa SAB, ADR ......................... 215,200
13,000 International Game Technology plc ............ 205,400
112,500 ITV plc ..................................................... 71,951
27,500 Tencent Music Entertainment Group, ADR† 111,650
5,500 Universal Music Group NV ........................ 104,172
20,000 Vivendi SE ................................................ 156,259
11,000 Warner Bros Discovery Inc.† .................... 126,500
1,052,637
Equipment and Supplies  — 2.5%
200 AMETEK Inc. ............................................ 22,682
4,500 Graco Inc. ................................................ 269,775
40,000 Instalco AB .............................................. 161,638
12,000 Mueller Industries Inc. .............................. 713,280
1,167,375
Financial Services  — 10.4%
1,000 American Express Co. ............................... 134,910
2,000 American International Group Inc. ............. 94,960
3,000 Bank of America Corp. .............................. 90,600
3 Berkshire Hathaway Inc., Cl. A† ................ 1,219,410
6,500 Citigroup Inc. ........................................... 270,855
3,200 Comerica Inc. ........................................... 227,520
8,000 Deutsche Bank AG .................................... 59,200
5,000 EXOR NV† ................................................ 320,869
27,000 FinecoBank Banca Fineco SpA ................... 336,985
70,000 GAM Holding AG† .................................... 65,268
1,600 Julius Baer Group Ltd. .............................. 70,538
15,800 Kinnevik AB, Cl. A† ................................... 211,281
4,400 Morgan Stanley ........................................ 347,644
40,000 Resona Holdings Inc. ............................... 145,927
3,000 State Street Corp. ..................................... 182,430
1,000 T. Rowe Price Group Inc. .......................... 105,010
10,000 The Bank of New York Mellon Corp. .......... 385,200
1,500 The PNC Financial Services Group Inc. ...... 224,130
7,000 UBS Group AG ......................................... 101,570
5,000 Wells Fargo & Co. .................................... 201,100
4,795,407
Food and Beverage  — 19.8%
5,000 Campbell Soup Co. ................................... 235,600
8,000 Chr. Hansen Holding A/S ........................... 395,228
6,000 Danone SA ............................................... 285,606
45,000 Davide Campari-Milano NV ....................... 401,860
6,000 Diageo plc, ADR ....................................... 1,018,860
4,700 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 294,925
2,000 Heineken NV ............................................ 176,135
2,500 Kellogg Co. .............................................. 174,150
4,000 Kerry Group plc, Cl. A ............................... 356,660
10,600 Kikkoman Corp. ........................................ 600,567
Shares
Market
Value
9,000 Maple Leaf Foods Inc. .............................. $ 134,477
3,000 McCormick & Co. Inc. .............................. 219,540
3,000 McCormick & Co. Inc., Non-Voting ........... 213,810
3,000 Molson Coors Beverage Co., Cl. B ............. 143,970
14,000 Nestlé SA ................................................. 1,519,327
3,500 Pernod Ricard SA ..................................... 647,788
12,100 Remy Cointreau SA .................................. 2,026,636
6,000 The Kraft Heinz Co. ................................... 200,100
1,500 Yakult Honsha Co. Ltd. ............................. 87,162
300,000 Yashili International Holdings Ltd.† ........... 44,333
9,176,734
Health Care  — 3.8%
20,000 Achaogen Inc.†(a) .................................... 0
4,000 Bristol-Myers Squibb Co. .......................... 284,360
11,000 Clovis Oncology Inc.† ............................... 13,090
5,500 Cutera Inc.† ............................................. 250,800
800 GSK plc, ADR ........................................... 23,544
1,000 Haleon plc, ADR† ..................................... 6,090
700 ICU Medical Inc.† ..................................... 105,420
4,666 Idorsia Ltd.† ............................................ 60,814
1,600 Johnson & Johnson ................................. 261,376
500 Medmix AG .............................................. 8,751
1,000 Patterson Cos. Inc. ................................... 24,020
6,000 Pfizer Inc. ................................................ 262,560
5,000 Roche Holding AG, ADR ........................... 203,100
31,000 Viatris Inc. ............................................... 264,120
1,768,045
Hotels and Gaming  — 1.3%
190,000 Mandarin Oriental International Ltd.† ........ 357,200
200,000 The Hongkong & Shanghai Hotels Ltd.† .... 173,256
1,400 Wynn Resorts Ltd.† .................................. 88,242
618,698
Machinery  — 4.1%
90,000 CNH Industrial NV, Borsa Italiana .............. 1,025,819
50,000 CNH Industrial NV, New York .................... 558,500
2,666 NKT A/S† ................................................. 126,790
15,024 Twin Disc Inc.† ......................................... 172,325
1,883,434
Publishing  — 0.6%
25,000 The E.W. Scripps Co., Cl. A† ..................... 281,750
Retail  — 1.0%
4,000 Nathan's Famous Inc. ............................... 254,680
5,300 Walgreens Boots Alliance Inc. ................... 166,420
2,200 Zalando SE† ............................................. 43,618
464,718
Specialty Chemicals  — 1.0%
700 Ashland Inc. ............................................. 66,479
3,000 International Flavors & Fragrances Inc. ..... 272,490
200 The Chemours Co. .................................... 4,930

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
4,000 Valvoline Inc. ........................................... $ 101,360
445,259
Telecommunications  — 3.3%
200 Cogeco Communications Inc. ................... 10,441
11,000 Deutsche Telekom AG ............................... 188,573
20,000 Deutsche Telekom AG, ADR ...................... 341,200
75,000 Koninklijke KPN NV .................................. 203,752
1,600 Lumen Technologies Inc. .......................... 11,648
4,000 Orange Belgium SA† ................................ 70,564
60,000 Pharol SGPS SA† ..................................... 3,710
1,000 Prosus NV ................................................ 52,893
7,000 Proximus SA ............................................ 72,685
130,000 Sistema PJSC FC, GDR† ........................... 65,000
110,000 Telefonica Deutschland Holding AG ........... 223,481
5,000 Vantage Towers AG .................................. 130,053
120,000 VEON Ltd., ADR† ..................................... 38,400
3,000 Verizon Communications Inc. ................... 113,910
1,526,310
Wireless Telecommunications  — 3.6%
25,000 Millicom International Cellular SA, SDR† ... 288,913
7,500 T-Mobile US Inc.† ..................................... 1,006,275
31,000 Vodafone Group plc, ADR ......................... 351,230
1,646,418
TOTAL COMMON STOCKS .................. 45,560,581
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
8,000 Ampco-Pittsburgh Corp., expire 08/01/25† 2,159
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.5%
$ 710,000 U.S. Treasury Bills,
2.358% to 2.592%††,
10/20/22 to 11/17/22 ............................ 708,335
TOTAL INVESTMENTS — 100.0%
(Cost $40,050,660) ............................... $ 46,271,075
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 45.2% $ 20,904,351
United States ........................ 37.9 17,559,901
Japan ............................... 9.1 4,211,556
Canada .............................. 4.1 1,892,303
Asia/Pacific ......................... 2.6 1,192,839
Latin America ....................... 1.1 510,125
100.0% $ 46,271,075